PENSIONS - Reconciliation of Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 54,122	$ 49,943
Service cost	120	155	$ 162
Interest cost	879	1,271	1,740
Actuarial (gain)/loss	(4,081)	5,458
Foreign currency exchange rate changes	(120)	372
Benefit payments	(3,705)	(3,077)
Benefit obligation at December 31	$ 47,215	$ 54,122	$ 49,943